                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          3435 Stelzer Road, Columbus, OH                       43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:   12/31/03
                        --------------------------
Date of reporting period:  12/31/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                                                   [CHOICE LOGO]


                         CHOICE VIT MARKET NEUTRAL FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2003

                                                  CHOICE VIT MARKET NEUTRAL FUND

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
PERSPECTIVES FROM PATRICK ADAMS                                                1

TOTAL RETURN                                                                   2

GROWTH OF A $10,000 INVESTMENT                                                 2

SCHEDULE OF INVESTMENTS                                                        3

SCHEDULE OF INVESTMENTS (SOLD SHORT)                                           4

STATEMENT OF ASSETS AND LIABILITIES                                            5

STATEMENT OF OPERATIONS                                                        6

STATEMENT OF CHANGES IN NET ASSETS                                             7

FINANCIAL HIGHLIGHTS                                                           8

NOTES TO FINANCIAL STATEMENTS                                                  9

AUDITOR'S OPINION                                                             12

TRUSTEES & OFFICERS OF THE TRUST                                              13

EXECUTIVE OFFICERS                                                            14


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING INVESTMENT OBJECTIVE, RISKS, FEES AND EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING ANY MONEY.

CHOICE INVESTMENT MANAGEMENT, LLC SERVES AS INVESTMENT ADVISER TO THE FUND AND RECEIVES A FEE FOR THEIR SERVICES. BISYS FUND SERVICES SERVES AS DISTRIBUTOR FOR THE FUND.

CHOICE VIT MARKET NEUTRAL FUND, LIKE ALL MUTUAL FUNDS:
-ARE NOT FDIC INSURED
-HAVE NO BANK GUARANTEE
-MAY LOSE VALUE.

                                              PERSPECTIVES FROM PATRICK ADAMS...

CHOICE VIT MARKET NEUTRAL FUND

[PHOTO OF PATRICK S. ADAMS]

The Choice VIT Market Neutral Fund was up 2.5% at December 31, 2003 in the seven months since its inception on May 30, 2003, versus the S&P 500(R) Stock Index which was up 16.6% for the same time period. (1),(2) The beginning of the war in Iraq in March acted as a major catalyst for the stock market, which has risen strongly since then. As a result, our conservative, market neutral approach has underperformed the stock market, and outperformed the bond market.(3)

Economic data improved throughout the year, culminating in a remarkable 8.2% Gross Domestic Product growth in the third quarter, the strongest growth in nearly twenty years. Corporate earnings were generally stronger than expected throughout the year, partly due to better economic conditions and partly due to low earnings expectations coming out of the downturn. Consumer spending was very strong, helped by tax cuts and mortgage refinancing, which were brought on by historically low interest rates. However, corporate spending has only more recently begun showing signs of picking up, so this is something we will be monitoring over the coming months.

One factor affecting market neutral strategies in general this past year has been the very low volatility in the overall market. The stock market has been in a generally rising mode since March, with the majority of stocks rising with the market. If volatility increases, more pairs of stocks might diverge, which creates more opportunities for our pair trading strategy. We believe that our returns can improve if volatility returns to the market, as we presume it will. We feel it could be difficult for the market to continue to rise steadily in a straight line, without more volatility.

Our pair trading strategy is to combine our core fundamental research with our quantitative analysis to determine which pair trades present attractive opportunities.(4) Pair trades consist of buying one stock and selling short a similar company in a similar industry. We usually buy what we consider high quality and/or inexpensive stocks and short low quality and/or expensive stocks. Our goal is to make money on the pair trade regardless of which way the market is moving. We anticipate seeing many attractive pair trade opportunities for the year ahead, especially in the technology and consumer sectors. We believe our strategy is well positioned for calendar year 2004.

Sincerely,


/s/ Patrick S. Adams

Patrick S. Adams, CFA

(1)PERFORMANCE NUMBERS COVER A SHORT PERIOD OF TIME AND ARE NOT AN INDICATION AS TO HOW THE FUND WILL PERFORM IN THE FUTURE. TO ATTEMPT TO ACHIEVE ITS INVESTMENT GOAL, THE FUND MAY USE DERIVATIVES STRATEGIES AND OTHER LEVERAGING TECHNIQUES SPECULATIVELY. THESE STRATEGIES SUBJECT THE FUND TO GREATER RISKS, AND ITS PERFORMANCE MAY BE MORE VOLATILE THAN OTHER FUNDS. THE FUND MAY BE REQUIRED TO PAY A PREMIUM TO SELL A SECURITY SHORT. IN ADDITION, THERE IS NO GUARANTEE THAT THE PRICE OF A SHORTED SECURITY WILL FALL. THIS FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND INVESTORS SHOULD CONSIDER THE FUND FOR THAT PORTION OF THEIR INVESTMENTS ALLOCATED TO HIGHER RISK, MORE AGGRESSIVE INVESTMENTS. THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.
(2)THE S&P 500(R) STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET. PERFORMANCE NUMBERS REFLECT REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.
(3) SOURCE: S&P 500 (R) STOCK INDEX AND VANGUARD TOTAL BOND MARKET INDEX.
(4)THE FUND INVESTED A SUBSTANTIAL PORTION OF ITS ASSETS IN TECHNOLOGY-RELATED COMPANIES, AND THUS IS MORE SUSCEPTIBLE TO ECONOMIC, BUSINESS OR OTHER DEVELOPMENTS THAT GENERALLY AFFECT THOSE TYPES OF COMPANIES. PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                                  CHOICE VIT MARKET NEUTRAL FUND

TOTAL RETURN

                                                  SINCE INCEPTION
                                                  ---------------
               Choice VIT Market Neutral Fund           2.50%
               S&P 500(R) Stock Index                  16.61%

[CHART]

GROWTH OF A $10,000 INVESTMENT

                    CHOICE VIT
                   MARKET NEUTRAL    S&P 500(R)
                       FUND         STOCK INDEX
 5/30/2003            10,000           10,000
 5/31/2003            10,000           10,000
 6/30/2003            10,230           10,128
 7/31/2003            10,220           10,306
 8/31/2003            10,220           10,507
 9/30/2003            10,310           10,396
10/31/2003            10,260           10,984
11/30/2003            10,260           11,080
12/31/2003            10,250           11,661

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

THE CHART ABOVE COMPARES A HYPOTHETICAL INVESTMENT OF $10,000 IN THE CHOICE VIT MARKET NEUTRAL FUND FROM MAY 30, 2003 (INCEPTION DATE OF THE FUND) TO DECEMBER 31, 2003 VERSUS A SIMILAR INVESTMENT IN THE S&P 500(R) STOCK INDEX. THE S&P 500(R) STOCK INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE RETURNS FOR THE FUND INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNT AND INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

                                                  CHOICE VIT MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
December 31, 2003

                                                                  SHARES/
                                                              PRINCIPAL AMOUNT          VALUE
                                                              ----------------     ---------------
COMMON STOCKS (34.3%)
BEVERAGES (0.9%)
PepsiCo, Inc.                                                          500         $        23,310
                                                                                   ---------------
BIOTECHNOLOGY (0.6%)
CancerVax Corp. *                                                    1,700                  16,150
                                                                                   ---------------
COMPUTERS (2.2%)
Computer Sciences Corp. *                                            1,300                  57,499
                                                                                   ---------------
FOOD (2.1%)
Kroger Co. *                                                         3,000                  55,530
                                                                                   ---------------
INSURANCE (5.9%)
PXRE Group Ltd.                                                      1,200                  28,284
United National Group Ltd. *                                         7,000                 123,690
                                                                                   ---------------
                                                                                           151,974
                                                                                   ---------------
RETAIL (4.0%)
Home Depot, Inc.                                                       500                  17,745
Kohl's Corp. *                                                         900                  40,446
PETCO Animal Supplies, Inc. *                                          800                  24,360
Wal-Mart Stores, Inc.                                                  400                  21,220
                                                                                   ---------------
                                                                                           103,771
                                                                                   ---------------
SEMICONDUCTORS - (9.2%)
Applied Materials, Inc. *                                            1,500                  33,675
Applied Micro Circuits Corp. *                                       3,400                  20,332
Asyst Technologies, Inc. *                                           1,300                  22,555
Credence Systems Corp. *                                             1,100                  14,476
Maxim Integrated Products, Inc.                                        900                  44,820
Novellus Systems, Inc. *                                             1,200                  50,460
Vitesse Semiconductor Corp. *                                        8,700                  51,069
                                                                                   ---------------
                                                                                           237,387
                                                                                   ---------------
SOFTWARE (3.4%)
Cognos, Inc. *                                                         800                  24,496
Microsoft Corp.                                                      2,300                  63,342
                                                                                   ---------------
                                                                                            87,838
                                                                                   ---------------
TELECOMMUNICATIONS (6.0%)
JDS Uniphase Corp. *                                                 6,300                  22,995
Nokia Corp. ADR                                                      5,700                  96,900
RF Micro Devices, Inc. *                                             3,500                  35,175
                                                                                   ---------------
                                                                                           155,070
                                                                                   ---------------
TOTAL COMMON STOCKS                                                                        888,529
                                                                                   ---------------
U.S. TREASURY OBLIGATIONS (17.5%)
U.S. TREASURY BILL (9.7%)
0.83% 1/22/04**                                                    250,000                 249,887
                                                                                   ---------------
U.S. TREASURY NOTE (7.8%)
2.00%, 11/30/04                                                    200,000                 201,430
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                                            451,317
                                                                                   ---------------
TOTAL INVESTMENTS (COST $1,315,529) (a) - 51.8%                                          1,339,846
OTHER ASSETS IN EXCESS OF LIABILITIES - 48.2%                                            1,245,428
                                                                                   ---------------
NET ASSETS - 100.0%                                                                $     2,585,274
                                                                                   ===============

----------
*   Non-income producing security.
**  Effective yield at purchase.
(a) Represents costs for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation         $    23,565
        Unrealized depreciation             (11,387)
                                        -----------
        Net unrealized appreciation     $    12,178
                                        ===========

ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
December 31, 2003


                                                                    SHARES               VALUE
                                                                 ------------      ---------------
SECURITIES SOLD SHORT (30.0%)
BEVERAGES (1.0%)
Coca-Cola Co.                                                          500         $        25,375
                                                                                   ---------------
COMPUTERS (2.9%)
Affiliated Computer Services, Inc., Class A *                          500                  27,230
Research in Motion Ltd. *                                              700                  46,781
                                                                                   ---------------
                                                                                            74,011
                                                                                   ---------------
FOOD (3.0%)
Albertson's, Inc.                                                    2,500                  56,625
Whole Foods Market, Inc. *                                             300                  20,139
                                                                                   ---------------
                                                                                            76,764
                                                                                   ---------------
LEISURE TIME (1.2%)
Carnival Corp.                                                         800                  31,784
                                                                                   ---------------
MUTUAL FUNDS (6.3%)
Oil Service Holders Trust                                              300                  18,600
SPDR Trust Series 1                                                  1,300                 144,664
                                                                                   ---------------
                                                                                           163,264
                                                                                   ---------------
RETAIL (2.6%)
PETsMART, Inc.                                                       1,100                  26,180
Ross Stores, Inc.                                                      600                  15,858
Staples, Inc. *                                                        300                   8,190
The Gap, Inc.                                                          700                  16,247
                                                                                   ---------------
                                                                                            66,475
                                                                                   ---------------
SEMICONDUCTORS (9.5%)
Altera Corp. *                                                       1,600                  36,320
Brooks Automation, Inc. *                                            1,000                  24,170
Intel Corp.                                                            600                  19,320
KLA-Tencor Corp. *                                                     600                  35,202
PMC-Sierra, Inc. *                                                   2,900                  58,435
Teradyne, Inc. *                                                       600                  15,270
TriQuint Semiconductor *                                             8,500                  60,095
                                                                                   ---------------
                                                                                           248,812
                                                                                   ---------------
SOFTWARE (1.1%)
Business Objectives S.A. ADR *                                         800                  27,736
                                                                                   ---------------
TELECOMMUNICATIONS (2.4%)
Corning, Inc. *                                                      1,100                  11,473
Ericsson LM ADR *                                                    2,800                  49,560
                                                                                   ---------------
                                                                                            61,033
                                                                                   ---------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $730,637)                                    $       775,254
                                                                                   ===============

----------
*   Non-income producing security
ADR-American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

ASSETS:
Investments, at cost                                                                    $     1,315,529
Net unrealized appreciation                                                                      24,317
                                                                                        ---------------
Investments, at value                                                                         1,339,846
Deposits with broker and custodian bank for securities sold short                             1,913,728
Interest and dividends receivable                                                                 1,231
Receivable for investments sold                                                                 230,875
Reimbursement receivable from investment advisor                                                 39,125
Prepaid expenses                                                                                  4,124
                                                                                        ---------------
Total assets                                                                                  3,528,929
                                                                                        ---------------

LIABILITIES:
Securities sold short, at fair value (proceeds $730,637)                                        775,254
Payable to custodian                                                                              5,043
Payable for investments purchased                                                               146,032
Dividend expense payable                                                                            673
Accrued expenses and other payables:
  Administration fees                                                                             1,151
  Distribution fees                                                                                 771
  Other                                                                                          14,731
                                                                                        ---------------
Total liabilities                                                                               943,655
                                                                                        ---------------

NET ASSETS:
Capital                                                                                       2,581,602
Accumulated net realized gains from investment transactions and securities sold short            23,972
Net unrealized depreciation of investments and securities sold short                            (20,300)
                                                                                        ---------------
NET ASSETS                                                                              $     2,585,274
                                                                                        ===============
Outstanding units of beneficial interest (shares)                                               252,454
                                                                                        ===============
Net asset value - offering and redemption price per share                               $         10.24
                                                                                        ===============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS
December 31, 2003*

INVESTMENT INCOME:
Interest income                                                                         $         1,337
Dividend income                                                                                   4,854
                                                                                        ---------------
Total income                                                                                      6,191
                                                                                        ---------------

EXPENSES:
Investment advisory fees                                                                         16,084
Administration fees                                                                              41,233
Shareholder servicing fees                                                                        3,412
Professional fees                                                                                60,210
Custodian fees                                                                                    8,229
Dividend expense for securities sold short                                                        1,863
Insurance fees                                                                                    4,703
Trustees' fees and expenses                                                                       5,214
Other                                                                                             6,692
                                                                                        ---------------
Total expenses                                                                                  147,640
Less: Waiver and/or reimbursement from Advisor                                                 (110,482)
                                                                                        ---------------
Net expenses                                                                                     37,158
                                                                                        ---------------
Net investment loss                                                                             (30,967)
                                                                                        ---------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT:

Net realized gains from investment transactions                                                  78,954

Net realized losses on short sale transactions                                                  (24,015)

Change in unrealized appreciation/depreciation of investments and securities
sold short                                                                                      (20,300)
                                                                                        ---------------
Net realized/unrealized gains (losses) on investments and securities sold short                  34,639
                                                                                        ---------------
Change in net assets resulting from operations                                          $         3,672
                                                                                        ===============

----------
* Reflects operations for the period from May 30, 2003 (date of commencement of operations) to December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         MAY 30, 2003 (a)
                                                                                     TO DECEMBER 31, 2003
                                                                                     --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss                                                                        $      (30,967)
Net realized gains from investment transactions                                                    78,954
Net realized losses on short sale transactions                                                    (24,015)
Change in unrealized appreciation/depreciation of investments and securities sold
short                                                                                             (20,300)
                                                                                           --------------
Change in net assets resulting from operations                                                      3,672
                                                                                           --------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                                     3,189,610
Cost of shares redeemed                                                                          (608,008)
                                                                                           --------------
Change in net assets from capital transactions                                                  2,581,602
                                                                                           --------------
Change in net assets                                                                            2,585,274
                                                                                           --------------

NET ASSETS:
Beginning of period                                                                                     -
                                                                                           ==============
End of period                                                                              $    2,585,274
                                                                                           ==============

SHARE TRANSACTIONS:
Issued                                                                                            311,847
Redeemed                                                                                          (59,393)
                                                                                           --------------
Change in shares                                                                                  252,454
                                                                                           ==============

----------
(a) Date of commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

                                                                                         MAY 30, 2003 (a)
                                                                                     TO DECEMBER 31, 2003
                                                                                     --------------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        10.00
                                                                                           --------------

INVESTMENT ACTIVITIES:
Net investment loss                                                                                 (0.12)
Net realized/unrealized gains                                                                        0.36
                                                                                           --------------
Total investment activities                                                                          0.24
                                                                                           --------------

NET ASSET VALUE, END OF PERIOD                                                             $        10.24
                                                                                           ==============
Total return                                                                                         2.50%*
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                                                         $        2,585

Ratio of expenses to average net assets                                                              3.60%** +
Ratio of net investment loss to average net assets                                                  (3.15%)**
Ratio of expenses to average net assets^                                                            14.85%** +
Portfolio turnover rate                                                                             1,154%

(a) Date of commencement of operations.
*   Not annualized
**  Annualized
+   Excludes dividend expense for securities sold short.
      Dividend expense is 0.19% of average net assets.
^   During the period, certain fees were contractually reduced.
      The ratio shown does not include these contractual fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  CHOICE VIT MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   ORGANIZATION

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Choice VIT Market Neutral Fund, (the "Fund"). Shares of the Fund are offered to separate accounts of Jefferson National Life Insurance Company, as well as other eligible purchasers.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles of the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to methods and guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short -term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income and/or expense is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually. Distributable net realized gains, if any are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                                  CHOICE VIT MARKET NEUTRAL FUND

December 31, 2003

     SHORT POSITIONS--When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividend Expense for Securities Sold Short on the Statement of Operations. Until the Fund replaces the borrowed security, the Fund will segregate cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

     FEDERAL INCOME TAXES--It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     As of December 31, 2003, the components of tax basis accumulated earnings/(deficit) were as follows:

         UNDISTRIBUTED                      UNREALIZED              TOTAL ACCUMULATED
        ORDINARY INCOME                    DEPRECIATION*                EARNINGS
        ---------------                    -------------            -----------------
           $   36,111                       $  (32,439)                 $  3,672

     * THE DIFFERENCES BETWEEN THE BOOK-BASIS AND TAX-BASIS UNREALIZED APPRECIATION (DEPRECIATION) IS ATTRIBUTABLE PRIMARILY TO TAX DEFERRAL OF LOSSES ON WASH SALES.

3.   PURCHASES AND SALES OF SECURITIES:

     The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended December 31, 2003, were as follows:

                PURCHASES                          SALES
               ------------                     ------------
               $  6,994,969                     $  6,169,725

4.   RELATED PARTY TRANSACTIONS:

     The Adviser provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.65% of the average daily net assets.

     The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2004 to the extent that expenses do not exceed 3.60% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended December 31, 2003, the reimbursement that may potentially be made by the Fund is as follows:

                                  EXPIRES 2006
                                  ------------
                                  $    110,482

                                                  CHOICE VIT MARKET NEUTRAL FUND

December 31, 2003

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Fund Accountant, Transfer Agent and Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Pursuant to an Omnibus Fee Agreement between BISYS Ohio and the Trust, BISYS Ohio receives a fee based on a percentage of the average daily net assets of the Fund, subject to a minimum per annum, plus out of pocket charges. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Fund's shares. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     UMB Bank, N.A. serves as the Fund's Custodian and receives a fee equal to an annual minimum of $3,000 plus transaction charges and other expenses.

     The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the "Service Plan") under which the Fund pays a financial institution or its affiliates an aggregate fee, computed daily and paid monthly, in an amount not to exceed on an annual basis 0.35% of the average daily net assets of the Fund. This Service Plan allows the Fund to use part of its assets for,
     1) the sale and distribution of its shares and 2) for support services to investors. This fee shall be used as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to the Service Plan.

                                                  CHOICE VIT MARKET NEUTRAL FUND

AUDITOR'S OPINION
December 31, 2003

REPORT OF INDEPENDENT AUDITORS
To the Board of Trustees and Shareholders of the Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of the Choice VIT Market Neutral Fund (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice VIT Market Neutral Fund at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
Columbus, Ohio
February 12, 2004

                                                  CHOICE VIT MARKET NEUTRAL FUND

TRUSTEES & OFFICERS OF THE TRUST (unaudited)
December 31, 2003

                                                                                   NO. OF
                                                                                  PORTFOLIOS
                                                TERM OF                            IN FUND
                                               OFFICE &         PRINCIPAL          COMPLEX
                                 POSITION      LENGTH OF      OCCUPATION (S)       OVERSEEN                OTHER
    NAME, ADDRESS, AND           HELD WITH       TIME        DURING THE PAST 5        BY                TRUSTEESHIPS
      DATE OF BIRTH                FUND         SERVED            YEARS             TRUSTEE            HELD BY TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

James H. Woodward                Trustee      Indefinite     Chancellor,              24       J.A. Jones, Inc. AmSouth
University of North Carolina                   4/97 to       University of                     Mutual Funds (28 portfolios)
at Charlotte                                   present       North Carolina
9201 University City Blvd.                                   at Charlotte
Charlotte, NC 28223                                          7/89 to present
Birthdate: 11/24/1939

Michael Van Buskirk              Trustee      Indefinite     Chief Executive          24       Coventry Group
3435 Stelzer Road                              4/97 to       Officer, Ohio
Columbus, OH 43219                             present       Bankers Assoc.
Birthdate: 2/22/1947                                         (industry trade
                                                             association)
                                                             5/91 to present

INTERESTED TRUSTEE

Walter B. Grimm(1)               Trustee      Indefinite     Employee of              24       American Performance Funds
3435 Stelzer Road                              4/97 to       BISYS Fund
Columbus, OH 43219                             present       Services                          Coventry Group
Birthdates: 6/30/1945                                        6/92 to present
                                                                                               Legacy Funds Group

                                                                                               Performance Funds Trust

                                                                                               United American Cash Reserves

*   Not Reflected in prior column.

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

                                                  CHOICE VIT MARKET NEUTRAL FUND

EXECUTIVE OFFICERS (unaudited)
December 31, 2003

                                                     TERM OF OFFICE &
NAME, ADDRESS, AND      POSITION (S) HELD WITH         LENGTH OF TIME                     PRINCIPAL OCCUPATION (S)
  DATE OF BIRTH                  FUND                     SERVED                          DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm         President and Chairman   Indefinite 4/97 to present    Employee of BISYS Fund Services (6/92 to present)
3435 Stelzer Road       of the Board
Columbus, OH 43219
Birthdate: 6/30/1945

Charles L. Booth        Vice President and       Indefinite 4/99 to present    Employee of BISYS Fund Services (4/91 to present)
3435 Stelzer Road       Assistant Secretary
Columbus, OH 43219
Birthdate: 4/4/1960

Alaina Metz             Secretary                Indefinite 4/97 to present    Employee of BISYS Fund Services (6/95 to present)
3435 Stelzer Road
Columbus, OH 43219
Birthdate: 4/4/1967

Adams S. Ness           Treasurer                Indefinite 5/03 to present    Employee of BISYS Fund Services (6/98 to present)
3435 Stelzer Road
Columbus, OH 43219
Birthdate: 10/14/1972

Chris Sabato            Assistant Treasurer      Indefinite 5/03 to present    Employee of BISYS Fund Services (2/93 to present)
3435 Stelzer Road
Columbus, OH 43219
Birthdate: 12/15/1968

The officers of the Trust are "interested persons" (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information includes additional information about the Trust's Trustees and Officers. To obtain a copy of the Statement of Additional information without charge, call 1-866-667-0564.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003, ITS AUDIT COMMITTEE DID NOT HAVE ANY MEMBER THAT QUALIFIED AS AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED UNDER RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

NOT APPLICABLE.

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

UPON CAREFUL REVIEW OF THE BACKGROUND AND QUALIFICATIONS OF EACH MEMBER OF THE AUDIT COMMITTEE, THE BOARD IS SATISFIED THAT EACH AUDIT COMMITTEE MEMBER HAS SUFFICIENT KNOWLEDGE, EXPERIENCE, AND SKILLS TO PERFORM THE FUNCTIONS REQUIRED OF HIM UNDER THE FUNDS' AUDIT COMMITTEE CHARTER ADOPTED BY THE BOARD OF TRUSTEES AND TO CARRY OUT SUCH FUNCTIONS WITH THE DUTY OF CARE REQUIRED OF SUCH MEMBER. IN ADDITION, THE BOARD OF TRUSTEES NOTES THAT THE AUDIT COMMITTEE CHARTER PROVIDES THAT THE AUDIT COMMITTEE MEMBERS ARE AUTHORIZED TO RETAIN, AT REGISTRANT'S EXPENSE, SPECIAL COUNSEL AND SUCH OTHER EXPERTS OR CONSULTANTS AS MAY BE NECESSARY TO ASSIST THE COMMITTEE IN DISCHARGING ITS RESPONSIBILITIES.

IN ADDITION, AT A MEETING HELD ON MARCH 3, 2004, THE BOARD OF TRUSTEES NOMINATED AND APPOINTED A NEW MEMBER OF THE BOARD OF TRUSTEES, MAURICE G. STARK, APPOINTED MR. STARK AS A MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, AND DETERMINED THAT MR. STARK IS AN AUDIT COMMITTEE FINANCIAL EXPERT AND IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT FEES FOR THE TRUST TOTALED APPROXIMATELY $13,000 AND $NA, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT-RELATED FEES FOR THE TRUST TOTALED APPROXIMATELY $0 AND $NA, RESPECTIVELY.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, TAX FEES FOR THE TRUST INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $ (INCLUDED IN AUDIT FEE AMOUNT ABOVE) AND $NA, RESPECTIVELY.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, OTHER FEES BILLED TO THE TRUST TOTALED APPROXIMATELY $0 AND $NA, RESPECTIVELY.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

             2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, NON-AUDIT FEES BILLED TO THE TRUST FOR SERVICES PROVIDED TO THE TRUST AND ANY OF THE TRUST'S INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE TRUST FOR EACH OF THE LAST TWO FISCAL YEARS OF THE TRUST, TOTALED APPROXIMATELY $0 AND $NA, RESPECTIVELY.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)*                          Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  March 10, 2004
    -------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                          Walter B. Grimm, President
                         -------------------------------------------------------

Date  March 10, 2004
    -------------------------------------

By (Signature and Title)*                          Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  March 10, 2004
    -------------------------------------

* Print the name and title of each signing officer under his or her signature.